Document And Entity Information	12 Months Ended
Dec. 31, 2014
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Entity Registrant Name	GENESIS ENERGY LP
Entity Central Index Key	0001022321
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes